Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of company's income tax provision (benefit)
	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Income Tax Provisions (benefit)	38%	38%	38%
Abatement of taxes - Technology enterprises	(15)%	(15)%	(15)%
Tax Provisions (benefit)	23%	23%	23%